UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
March 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.44%)
CONSUMER DISCRETIONARY – (1.51%)
Retailing – (1.51%)
Bed Bath & Beyond Inc. *	262,500	$16,910,250
	Total Consumer Discretionary	16,910,250
CONSUMER STAPLES – (19.03%)
Food & Staples Retailing – (17.80%)
Brazil Pharma S.A. (Brazil)	1,100,000	7,757,021
Costco Wholesale Corp.	916,391	97,219,921
CVS Caremark Corp.	1,715,900	94,357,341
		199,334,283
Food, Beverage & Tobacco – (1.23%)
Diageo PLC (United Kingdom)	436,860	13,773,576
	Total Consumer Staples	213,107,859
ENERGY – (6.94%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	77,711,996
	Total Energy	77,711,996
FINANCIALS – (58.69%)
Banks – (3.36%)
Commercial Banks – (3.36%)
SKBHC Holdings LLC *(a)	1,737	7,548,695
Wells Fargo & Co.	811,300	30,009,987
		37,558,682
Diversified Financials – (30.60%)
Capital Markets – (15.36%)
Ameriprise Financial, Inc.	255,169	18,793,197
Bank of New York Mellon Corp.	2,585,889	72,379,033
Goldman Sachs Group, Inc.	73,100	10,756,665
Julius Baer Group Ltd. (Switzerland)	349,130	13,574,622
Oaktree Capital Group LLC, Class A	1,106,009	56,428,579
		171,932,096
Consumer Finance – (13.27%)
American Express Co. (b)	2,202,333	148,569,384
Diversified Financial Services – (1.97%)
Cielo S.A. (Brazil)	239,965	7,069,215
RHJ International (Belgium)*	3,159,650	14,985,739
		22,054,954
		342,556,434
Insurance – (24.73%)
Multi-line Insurance – (6.92%)
Loews Corp. (b)	1,756,800	77,422,176
Property & Casualty Insurance – (10.90%)
Berkshire Hathaway Inc., Class A *	709	110,802,520
Markel Corp. *	22,400	11,278,400
		122,080,920
Reinsurance – (6.91%)
Alleghany Corp. *	158,303	62,675,324
Everest Re Group, Ltd.	113,500	14,739,110
		77,414,434
		276,917,530
	Total Financials	657,032,646

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (9.27%)
Semiconductors & Semiconductor Equipment – (1.54%)
Texas Instruments Inc.	485,300	$17,213,591
Software & Services – (5.79%)
Google Inc., Class A *	60,000	47,597,400
Microsoft Corp.	603,229	17,252,349
		64,849,749
Technology Hardware & Equipment – (1.94%)
Hewlett-Packard Co.	912,300	21,749,232
	Total Information Technology	103,812,572
	TOTAL COMMON STOCK – (Identified cost $769,062,869)	1,068,575,323
SHORT-TERM INVESTMENTS – (4.54%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $6,085,101 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $6,206,700)	$6,085,000	6,085,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $44,721,292 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $45,614,400)	44,720,000	44,720,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $50,805,000)	50,805,000
Total Investments – (99.98%) – (Identified cost $819,867,869) – (c)		1,119,380,323
Other Assets Less Liabilities – (0.02%)		175,772
Net Assets – (100.00%)		$1,119,556,095

*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $7,548,695 or 0.67% of the Fund's net assets as of March 31, 2013.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2013. Unfunded capital commitments represent agreements which obligate the Fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of March 31, 2013, unfunded capital commitments amounted to $8,213,084.

(c)	Aggregate cost for federal income tax purposes is $831,005,548. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$374,077,893
	Unrealized depreciation	(85,703,118)
Net unrealized appreciation		$288,374,775

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2013 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.  To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source.  Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.  Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
March 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$16,910,250	$–	$–	$16,910,250
Consumer staples	213,107,859	–	–	213,107,859
Energy	77,711,996	–	–	77,711,996
Financials	649,483,951	–	7,548,695	657,032,646
Information technology	103,812,572	–	–	103,812,572
Short-term securities	–	50,805,000	–	50,805,000
Total Investments	$1,061,026,628	$50,805,000	$7,548,695	$1,119,380,323

Level 2 to Level 1 Transfers*:
Consumer staples	13,773,576
Financials	28,560,361
Total	$42,333,937

*The application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2013.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2013:

Investment Securities:
Beginning balance	$6,910,781
Decrease in unrealized depreciation	637,914
Ending balance	$7,548,695

Decrease in unrealized depreciation during the period on Level 3 securities still held at March 31, 2013	$637,914

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	March 31, 2013	Technique	Input	Amount
Equity securities	$7,548,695	Index-based value adjustment with liquidity discount	Discount rate	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment.  Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2013